Operating leases	12 Months Ended
Dec. 31, 2017
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Operating leases

28. Operating leases

During the year ended 31 December 2017, $86m (2016: $84m, 2015: $77m) was recognised as an expense in the Group income statement in respect of operating leases, net of amounts borne directly by the System Fund. The expense includes contingent rents of $32m (2016: $32m, 2015: $29m). $2m (2016: $2m, 2015: $3m) was recognised as income from sub-leases.

Future minimum lease payments under non-cancellable operating leases are as follows:

	2017 $m	2016 $m
Due within one year	56	53
One to two years	46	49
Two to three years	45	43
Three to four years	60	41
Four to five years	30	58
More than five years	297	346

	534	590

In addition, in certain circumstances the Group is committed to making additional lease payments that are contingent on the performance of the hotels that are being leased.

The average remaining term of these leases, which generally contain renewal options, is approximately 15 years (2016: 17 years). No material restrictions or guarantees exist in the Group’s lease obligations.

Total future minimum rentals expected to be received under non-cancellable sub-leases are $4m (2016: $4m).